Subsequent events	6 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events

13. Subsequent events

The Company has evaluated subsequent events from the balance sheet date through the date at which the condensed consolidated financial statements were available to be issued, and determined there are no other items requiring disclosure.